SCHEDULE OF DISAGGREGATED REVENUE FROM CONTRACT WITH CUSTOMERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenue	$ 85,318,436	$ 83,724,966	$ 65,900,258
Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenue	2,977,125	990,626	3,007,574
Transferred over Time [Member]
Product Information [Line Items]
Total revenue	82,341,311	82,734,340	62,892,684
PRC and Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	81,723,594	75,235,663	65,900,258
Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	3,594,842	8,489,303
Talent Management Service of Third Party Online Enterainers [Member] | PRC and Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	47,307,158	52,650,550	38,594,558
Event Production [Member]
Product Information [Line Items]
Total revenue	23,285,775	9,409,795	5,566,831
Event Production [Member] | PRC and Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	23,285,775	9,409,795	5,566,831
Tournament Participation of Esports [Member] | PRC and Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	6,120,350	5,457,029	11,069,172
Tournament Participation of Esports [Member] | Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	2,429,327	2,242,477
Sponsorships And Advertising [Member] | PRC and Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	3,093,051	5,638,612	5,688,331
Sponsorships And Advertising [Member] | Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	767,749	2,508,686
Player Transfer and Rental Fee [Member] | PRC and Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	832,124	389,881	2,905,335
Player Transfer and Rental Fee [Member] | Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	204,292	459,887
Talent Management Service of Esports [Member] | PRC and Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	544,639	1,115,057	1,512,015
Reality Show Service [Member] | PRC and Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	359,050	198,095
Game Publishing [Member] | PRC and Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	111,394
Sales of Branded Merchandise [Member] | PRC and Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue	70,053	143,260	130,279
Sales of Branded Merchandise [Member] | Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	43,483	41,077
IP Licensing [Member] | PRC and Other Subsidiaries [Member]
Product Information [Line Items]
Total revenue		233,384	433,737
IP Licensing [Member] | Ninjas in Pyjamas [Member]
Product Information [Line Items]
Total revenue	$ 149,991	$ 3,237,176